Significant Accounting Policies - Summary of Estimated Useful Life of the Assets (Detail)	12 Months Ended
Dec. 31, 2018
Machinery and equipment [member]
Disclosure of significant accounting policies [line items]
Estimated Useful Life of the Assets	10.00%
Vehicles [member]
Disclosure of significant accounting policies [line items]
Estimated Useful Life of the Assets	20.00%
Furniture and fixture [member]
Disclosure of significant accounting policies [line items]
Estimated Useful Life of the Assets	10.00%
IT equipment [member]
Disclosure of significant accounting policies [line items]
Estimated Useful Life of the Assets	20.00%
Facility [member]
Disclosure of significant accounting policies [line items]
Estimated Useful Life of the Assets	10.00%
Bottom of range [member] | Leasehold improvements [member]
Disclosure of significant accounting policies [line items]
Estimated Useful Life of the Assets	10.00%
Top of range [member] | Leasehold improvements [member]
Disclosure of significant accounting policies [line items]
Estimated Useful Life of the Assets	30.00%